Other Long-Term Loan (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Other Long-Term Loan [Abstract]
Loan amount	$ 91,000,000	€ 85,000
Cash amount	$ 16,000,000	€ 15,000
Loan agreement interest rate	5.00%	5.00%
Loan and accrued interest	$ 375,825